T. ROWE PRICE QM GLOBAL EQUITY FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 1.9%
Common Stocks 1.9%
Australia & New Zealand Banking Group	3,079	57
Challenger	4,724	28
CSL	303	42
LendLease Group	2,497	22
Macquarie Group	874	80
Rio Tinto	1,709	119
Total Australia (Cost $281)		348

AUSTRIA 0.3%
Common Stocks 0.3%
OMV	774	42
Raiffeisen Bank International	676	15
Total Austria (Cost $53)		57

BELGIUM 0.1%
Common Stocks 0.1%
UCB	298	26
Total Belgium (Cost $27)		26

BRAZIL 0.8%
Common Stocks 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo	2,370	25
Equatorial Energia	2,180	45
Lojas Renner	2,700	30
Qualicorp	3,960	16
		116

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Preferred Stocks 0.2%
Itau Unibanco Holding (1)	4,575	40
		40
Total Brazil (Cost $134)		156

CANADA 3.0%

Common Stocks 3.0%
Alimentation Couche-Tard, Class B	400	24
Bank of Montreal	568	42
Canadian Natural Resources	1,484	41
CGI (2)	803	55
Cogeco Communications	402	26
Constellation Software	75	63
Loblaw	600	30
Magna International	613	30
Methanex	800	45
Onex	586	33
Thomson Reuters	500	30
Toronto-Dominion Bank	1,382	75
TransCanada	744	33
West Fraser Timber	695	34
Total Canada (Cost $512)		561

CHINA 3.8%

Common Stocks 3.7%
Alibaba Group Holding, ADR (USD)(2)	670	122
China Communications Services, H Shares (HKD)	50,000	45
China Construction Bank, H Shares (HKD)	71,000	61
China Medical System Holdings (HKD)	12,000	12
China Resources Gas Group (HKD)	6,000	28
Geely Automobile Holdings (HKD)	14,000	27
Haier Electronics Group (HKD)	8,000	23
Ping An Insurance Group, H Shares (HKD)	7,500	84
Sunny Optical Technology Group (HKD)	2,100	25

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Tencent Holdings (HKD)	4,100	189
TravelSky Technology, H Shares (HKD)	9,000	24
Yum China Holdings (USD)	500	22
YY, ADR (USD)(2)	340	29
		691
Common Stocks - China A Shares 0.1%
Huayu Automotive Systems (CNH)	5,800	18
		18
Total China (Cost $493)		709

DENMARK 0.1%
Common Stocks 0.1%
Vestas Wind Systems	271	23
Total Denmark (Cost $18)		23

FINLAND 0.5%
Common Stocks 0.5%
Neste	598	64
Sampo, A Shares	632	28
Total Finland (Cost $83)		92

FRANCE 3.3%
Common Stocks 3.3%
AXA	1,289	32
BNP Paribas	581	28
Christian Dior	193	92
Gecina	248	37
Safran	434	59
Sanofi	561	50
Schneider Electric	567	44
Sodexo	488	54
TOTAL	2,047	114
Ubisoft Entertainment (2)	214	19
Valeo	663	19

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Vinci	746	73
Total France (Cost $524)		621

GERMANY 2.4%

Common Stocks 2.3%
adidas	75	18
Allianz	269	60
BASF	592	44
Bayer	496	32
Continental	123	19
Covestro (3)	418	23
Deutsche Post	570	18
Deutsche Wohnen	1,148	56
Fresenius	484	27
Hannover Rueck	341	49
Siemens	310	33
Siemens Healthineers (3)	667	28
Wirecard	203	25
		432
Preferred Stocks 0.1%
Henkel (1)	239	24
		24
Total Germany (Cost $511)		456

HONG KONG 2.2%

Common Stocks 2.2%
AIA Group	8,400	84
BOC Hong Kong Holdings	13,000	54
HKT Trust & HKT	30,000	48
Link	7,500	88
Techtronic Industries	6,500	44
WH Group (3)	47,500	51
Wheelock	5,000	36
Total Hong Kong (Cost $291)		405

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

HUNGARY 0.2%
Common Stocks 0.2%
MOL Hungarian Oil & Gas	3,348	38
Total Hungary (Cost $38)		38

INDIA 0.8%
Common Stocks 0.8%
HDFC Bank, ADR (USD)	838	97
Petronet LNG	7,734	28
Yes Bank	7,984	32
Total India (Cost $118)		157

INDONESIA 0.4%
Common Stocks 0.4%
Bank Rakyat Indonesia Persero	172,500	50
Pakuwon Jati Tbk	550,500	27
Total Indonesia (Cost $59)		77

IRELAND 0.4%
Common Stocks 0.4%
DCC (GBP)	290	25
ICON (USD)(2)	316	43
Total Ireland (Cost $51)		68

ITALY 0.6%
Common Stocks 0.6%
Enel	5,774	37
Snam	5,764	30
Terna Rete Elettrica Nazionale	7,238	46
Total Italy (Cost $110)		113

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
JAPAN 6.8%

Common Stocks 6.8%
Aisin Seiki	800	29
Asahi Group Holdings	1,200	54
Astellas Pharma	2,500	38
Bandai Namco Holdings	1,600	75
Central Japan Railway	200	46
Daito Trust Construction (4)	200	28
Daiwa House Industry	1,200	38
Disco (4)	200	29
Fujitsu	600	43
Hitachi High-Technologies	1,200	49
Hoya	600	40
Isuzu Motors	2,100	28
ITOCHU	3,500	63
Kirin Holdings	2,300	55
Medipal Holdings	1,200	29
MINEBEA MITSUMI	3,300	50
Mitsubishi Chemical Holdings	3,400	24
Nabtesco	1,300	38
Nippon Telegraph & Telephone	1,500	64
Nitto Denko	300	16
Persol Holdings	1,200	19
Shionogi	500	31
SoftBank Group	700	68
Sompo Holdings	1,000	37
Sony	1,800	76
Suzuki Motor	900	40
Taisei	700	33
Takeda Pharmaceutical	566	23
Tokio Marine Holdings	600	29
Tokyo Century	600	26
Tosoh	1,400	22
Yamaha Motor	1,900	37
Total Japan (Cost $1,274)		1,277

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

MEXICO 0.3%
Common Stocks 0.3%
Megacable Holdings Sab De Cv (4)	4,200	20
Wal-Mart de Mexico	11,800	31
Total Mexico (Cost $49)		51

NETHERLANDS 2.2%
Common Stocks 2.2%
Coca-Cola European Partners (USD)	650	34
ING Groep	2,084	25
Koninklijke Ahold Delhaize	2,939	78
Koninklijke DSM	776	85
Koninklijke Philips	1,102	45
NN Group	810	34
NXP Semiconductors (USD)	260	23
Wolters Kluwer	1,194	81
Total Netherlands (Cost $339)		405

NEW ZEALAND 0.3%
Common Stocks 0.3%
Spark New Zealand	19,988	52
Total New Zealand (Cost $52)		52

NORWAY 1.2%
Common Stocks 1.2%
Aker BP	904	32
DNB	3,742	69
Equinor	2,694	59
Mowi	2,638	59
Total Norway (Cost $196)		219

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
PERU 0.4%
Common Stocks 0.4%
Credicorp (USD)	308	74
Total Peru (Cost $56)		74

PHILIPPINES 0.2%
Common Stocks 0.2%
SM Investments	1,760	31
Total Philippines (Cost $26)		31

RUSSIA 0.2%
Common Stocks 0.2%
Sberbank of Russia, ADR (USD)	2,463	33
Total Russia (Cost $21)		33

SINGAPORE 0.3%
Common Stocks 0.3%
United Overseas Bank	2,700	50
Total Singapore (Cost $46)		50

SOUTH AFRICA 0.1%
Common Stocks 0.1%
Sanlam	5,151	26
Total South Africa (Cost $39)		26

SOUTH KOREA 1.1%
Common Stocks 1.1%
DB Insurance	225	14
LG Household & Health Care	23	29
Samsung Electronics	3,300	130
Woori Financial Group	2,674	32
Total South Korea (Cost $159)		205

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

SPAIN 0.9%
Common Stocks 0.9%
Aena (3)	218	39
Amadeus IT Group, A Shares	684	55
Red Electrica	1,562	33
Repsol	2,211	38
Total Spain (Cost $151)		165

SWEDEN 0.8%
Common Stocks 0.8%
Boliden	1,426	41
Essity, B Shares	1,069	31
Investor, B Shares	626	28
Kindred Group	2,968	30
Lundin Petroleum	726	24
Total Sweden (Cost $159)		154

SWITZERLAND 2.1%
Common Stocks 2.1%
Lonza Group	147	46
Nestle	1,280	122
Novartis	963	92
Roche Holding	298	82
Swiss Life Holding	125	55
Total Switzerland (Cost $319)		397

TAIWAN 1.6%
Common Stocks 1.6%
Chailease Holding	6,000	25
China Life Insurance	35,444	30
President Chain Store	4,000	40
Taiwan Semiconductor Manufacturing	17,000	136

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Uni-President Enterprises	26,000	63
Total Taiwan (Cost $232)		294

UNITED ARAB EMIRATES 0.1%

Common Stocks 0.1%
Abu Dhabi Commercial Bank	9,959	26
Total United Arab Emirates (Cost $22)		26

UNITED KINGDOM 5.3%

Common Stocks 5.3%
Ashtead Group	1,901	46
BP	12,514	91
British American Tobacco	1,228	51
Compass Group	2,220	52
Croda International	467	31
Direct Line Insurance Group	5,659	26
Experian	2,330	63
HSBC Holdings	10,430	85
Imperial Brands	1,128	38
Legal & General Group	9,770	35
Meggitt	5,758	38
Micro Focus International	1,578	41
Next	539	39
Prudential	1,489	30
RELX	1,911	41
Royal Dutch Shell, B Shares	4,801	152
Segro	4,906	43
Unilever	1,696	98
Total United Kingdom (Cost $944)		1,000

UNITED STATES 54.5%

Common Stocks 54.5%
3M	311	65
Abbott Laboratories	970	78

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

AbbVie	575	46
Accenture, Class A	457	80
Activision Blizzard	714	32
Adobe (2)	319	85
Allergan	281	41
Allstate	437	41
Alphabet, Class A (2)	254	299
Altria Group	2,022	116
Amazon.com (2)	196	349
Ameren	667	49
American Express	219	24
Ameriprise Financial	230	29
Amgen	382	73
Anthem	320	92
Apple	2,077	394
Applied Materials	1,006	40
Arconic (4)	1,129	22
AutoZone (2)(4)	60	61
Bank of America	5,457	151
Baxter International	856	70
Becton Dickinson & Company	283	71
Biogen (2)	80	19
BioMarin Pharmaceutical (2)	185	16
BlackRock	116	50
Boeing	479	183
Booking Holdings (2)	41	72
Broadcom	216	65
Cboe Global Markets	356	34
Celanese	493	49
Chubb	307	43
Church & Dwight (4)	870	62
Cisco Systems	2,281	123
Citigroup	1,090	68
Comcast, Class A	2,914	116
ConocoPhillips	1,410	94
Cooper	163	48

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Crown Castle International, REIT	515	66
Crown Holdings (2)	369	20
Cummins	185	29
CVS Health	543	29
Danaher	555	73
Darden Restaurants	460	56
DaVita (2)	389	21
Digital Realty Trust, REIT	323	38
Discover Financial Services	401	29
Dollar General (4)	630	75
Dollar Tree (2)	330	35
DowDuPont	732	39
DTE Energy	354	44
DXC Technology	683	44
Eastman Chemical	415	31
eBay	880	33
Elanco Animal Health (2)	1,100	35
Electronic Arts (2)	451	46
EOG Resources	684	65
Equifax (4)	290	34
Equity LifeStyle Properties, REIT	230	26
Estee Lauder, Class A	533	88
Exelon	1,647	83
Exxon Mobil	687	55
Facebook, Class A (2)	1,009	168
Fifth Third Bancorp	764	19
Fiserv (2)	926	82
FleetCor Technologies (2)	190	47
Hologic (2)	498	24
Home Depot	467	90
Honeywell International	564	90
Huntington Ingalls Industries	186	39
ICU Medical (2)(4)	80	19
IHS Markit (2)	860	47
Illinois Tool Works (4)	98	14
Intel	1,694	91

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Intercontinental Exchange	747	57
Intuit	236	62
Intuitive Surgical (2)	135	77
IQVIA Holdings (2)	280	40
Johnson & Johnson	1,120	157
JPMorgan Chase	2,024	205
Keurig Dr Pepper	860	24
Kimberly-Clark	429	53
L3 Technologies	143	29
Lam Research	288	52
Lear	220	30
Linde (EUR)	352	62
Lowe's	530	58
Marathon Petroleum	580	35
MarketAxess Holdings (4)	148	36
Marriott International, Class A	419	52
Marsh & McLennan	757	71
Mastercard, Class A	608	143
Merck	1,531	127
MGM Resorts International (4)	700	18
Micron Technology (2)	800	33
Microsoft	3,494	412
Molson Coors Brewing, Class B (4)	380	23
Mondelez International, Class A	796	40
Morgan Stanley	745	31
NextEra Energy	520	100
Nielsen Holdings	720	17
Northrop Grumman	210	57
Oracle	1,062	57
Packaging Corp. of America	598	59
PepsiCo	794	97
Perspecta	1,466	30
Pfizer	3,123	133
PPG Industries (4)	364	41
Procter & Gamble	881	92
Prologis, REIT	810	58

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Prudential Financial	410	38
Republic Services	1,103	89
ResMed	406	42
Roper Technologies	170	58
Ross Stores	871	81
Royal Caribbean Cruises	227	26
S&P Global	522	110
SBA Communications, REIT (2)	400	80
Service Corporation International (4)	800	32
SunTrust Banks	498	29
Synopsys (2)	431	50
Target	310	25
Texas Instruments	681	72
Thermo Fisher Scientific	270	74
Torchmark (4)	468	38
Total System Services	834	79
Tyson Foods, Class A	468	32
UGI	1,353	75
Union Pacific	899	150
United Technologies	303	39
UnitedHealth Group	530	131
Vail Resorts (4)	232	50
Valero Energy	822	70
VeriSign (2)	280	51
Verizon Communications	2,549	151
Vertex Pharmaceuticals (2)	199	37
Visa, Class A	1,060	166
VMware, Class A	358	65
Walgreens Boots Alliance	380	24
Walmart	746	73
Walt Disney	1,008	112
Western Digital (4)	400	19
Worldpay, Class A (2)	881	100
Zimmer Biomet Holdings	264	34
Zoetis	553	56
Total United States (Cost $7,604)		10,200

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 2.49% (5)(6)	57,962	58
Total Short-Term Investments (Cost $58)		58

SECURITIES LENDING COLLATERAL 2.0%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 2.0%
Short-Term Funds 2.0%
T. Rowe Price Short-Term Fund, 2.60% (5)(6)	37,389	374
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		374
Total Securities Lending Collateral (Cost $374)		374

Total Investments in Securities 101.5%
(Cost $15,423)		$18,998
Other Assets Less Liabilities (1.5)%		(288)
Net Assets 100.0%		$18,710

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $141 and represents 0.8% of net assets.
(4) All or a portion of this security is on loan at March 31, 2019.
(5) Seven-day yield
(6) Affiliated Companies

ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
HKD Hong Kong Dollar

T. ROWE PRICE QM GLOBAL EQUITY FUND

REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE QM GLOBAL EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized		Investment
Affiliate		(Loss)		Gain/Loss		Income
T. Rowe Price Government
Reserve Fund		$—		$—		$—
T. Rowe Price Short-Term Fund		—		—		—++
Totals	$	—#		$—	$	—+

Supplementary Investment Schedule
	Value	Purchase		Sales		Value
Affiliate	12/31/18	Cost		Cost		3/31/19
T. Rowe Price Government
Reserve Fund	$51		¤	¤ $		58
T. Rowe Price Short-Term
Fund	588		¤	¤		374
$432^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $432.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM Global Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE QM GLOBAL EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE QM GLOBAL EQUITY FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$10,582$	7,920$	— $	18,502
Preferred Stocks	—	64	—	64
Short-Term Investments	58	—	—	58
Securities Lending Collateral	374	—	—	374
Total	$11,014$	7,984$	— $	18,998

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.8%
COMMUNICATION SERVICES 3.3%
Entertainment 1.3%
Live Nation Entertainment (1)	848,800	53,933
Take-Two Interactive Software (1)	478,100	45,118
		99,051
Media 2.0%
Cable One	66,000	64,771
GCI Liberty, Class A (1)(2)	539,299	29,990
Gray Television (1)	950,100	20,294
MSG Networks, Class A (1)	967,800	21,050
Nexstar Media Group, Class A	155,100	16,808
		152,913
Total Communication Services		251,964
CONSUMER DISCRETIONARY 13.4%
Auto Components 0.6%
Cooper-Standard Holdings (1)	167,400	7,861
LCI Industries	197,900	15,203
Visteon (1)	300,700	20,252
		43,316
Distributors 0.8%
Pool	343,800	56,717
		56,717
Diversified Consumer Services 3.1%
Bright Horizons Family Solutions (1)	569,101	72,339
Grand Canyon Education (1)	376,900	43,159
Service Corporation International	1,148,600	46,116
ServiceMaster Global Holdings (1)	986,106	46,051
Sotheby's (1)(2)	177,871	6,715
Strategic Education	114,700	15,061

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Weight Watchers International (1)	254,000	5,118
		234,559
Hotels, Restaurants & Leisure 5.3%
Boyd Gaming (2)	1,142,200	31,251
Cheesecake Factory (2)	300,500	14,700
Choice Hotels International (2)	258,900	20,127
Churchill Downs	536,940	48,464
Denny's (1)	1,669,619	30,638
Domino's Pizza	128,387	33,137
Hilton Grand Vacations (1)	790,900	24,399
Marriott Vacations Worldwide	87,700	8,200
Papa John's International (2)	481,400	25,490
Penn National Gaming (1)	1,255,382	25,233
Ruth's Hospitality Group	907,200	23,215
Six Flags Entertainment	334,900	16,527
Texas Roadhouse	681,400	42,376
Vail Resorts	245,830	53,419
		397,176
Household Durables 0.6%
Helen of Troy (1)	350,200	40,609
		40,609
Internet & Direct Marketing Retail 0.5%
Liberty Expedia Holdings, Class A (1)	381,199	16,315
Shutterfly (1)	206,900	8,408
Stamps.com (1)(2)	189,430	15,422
		40,145
Leisure Products 0.3%
Brunswick	477,940	24,055
		24,055
Specialty Retail 1.5%
Aaron's	199,459	10,491
Burlington Stores (1)	418,700	65,602
Children's Place (2)	117,800	11,460

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Murphy USA (1)	329,000	28,169
		115,722
Textiles, Apparel & Luxury Goods 0.7%
Carter's	222,500	22,426
Steven Madden	982,450	33,246
		55,672
Total Consumer Discretionary		1,007,971
CONSUMER STAPLES 3.8%
Beverages 0.7%
Boston Beer, Class A (1)(2)	100,400	29,591
Coca-Cola Consolidated	90,700	26,106
		55,697
Food & Staples Retailing 1.6%
Casey's General Stores	358,000	46,100
Performance Food Group (1)	1,148,600	45,530
Sprouts Farmers Market (1)	1,156,500	24,911
		116,541
Food Products 1.4%
J&J Snack Foods	224,881	35,720
John B. Sanfilippo & Son	175,300	12,599
Post Holdings (1)	363,790	39,798
TreeHouse Foods (1)	309,600	19,985
		108,102
Personal Products 0.1%
Nu Skin Enterprises, Class A	125,700	6,016
		6,016
Total Consumer Staples		286,356
ENERGY 2.4%
Energy Equipment & Services 0.6%
Apergy (1)	677,200	27,806
Computer Modelling Group (CAD)	213,600	983
Dril-Quip (1)	98,500	4,516
Exterran (1)	516,900	8,710

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

RPC (2)	651,700	7,436
		49,451
Oil, Gas & Consumable Fuels 1.8%
Centennial Resource Development, Class A (1)(2)	1,614,800	14,194
Matador Resources (1)(2)	1,371,000	26,501
PBF Energy, Class A	916,200	28,531
PDC Energy (1)	576,350	23,446
WPX Energy (1)	3,175,000	41,624
		134,296
Total Energy		183,747
FINANCIALS 5.9%

Banks 1.6%
Ameris Bancorp	617,900	21,225
Carolina Financial	531,693	18,391
CenterState Bank	1,073,700	25,565
First Bancorp North Carolina	739,600	25,708
Signature Bank	136,300	17,456
Western Alliance Bancorp (1)	292,900	12,021
		120,366
Capital Markets 2.3%
Cboe Global Markets	394,900	37,689
E*TRADE Financial	373,427	17,338
FactSet Research Systems	61,800	15,343
MarketAxess Holdings	219,900	54,113
MSCI	229,348	45,604
		170,087
Consumer Finance 0.6%
Green Dot, Class A (1)	256,900	15,581
PRA Group (1)	410,300	11,000
SLM	1,739,900	17,242
		43,823
Insurance 1.1%
Heritage Insurance Holdings	310,200	4,529
Primerica	486,100	59,377

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Universal Insurance Holdings	551,900	17,109
		81,015
Thrifts & Mortgage Finance 0.3%
MGIC Investment (1)	904,500	11,931
Radian Group	677,300	14,047
		25,978
Total Financials		441,269
HEALTH CARE 22.8%

Biotechnology 7.3%
Abeona Therapeutics (1)(2)	212,500	1,564
ACADIA Pharmaceuticals (1)(2)	710,000	19,064
Acceleron Pharma (1)(2)	276,500	12,877
Agios Pharmaceuticals (1)(2)	319,881	21,573
Aimmune Therapeutics (1)(2)	280,489	6,269
Alkermes (1)	217,100	7,922
Alnylam Pharmaceuticals (1)	40,700	3,803
Amicus Therapeutics (1)(2)	598,400	8,138
Array BioPharma (1)(2)	1,355,600	33,050
Bluebird Bio (1)(2)	106,600	16,771
Blueprint Medicines (1)	237,956	19,048
CRISPR Therapeutics (1)(2)	163,600	5,844
Emergent BioSolutions (1)	571,200	28,857
Enanta Pharmaceuticals (1)(2)	76,100	7,269
Exelixis (1)	254,300	6,052
FibroGen (1)	368,700	20,039
Genomic Health (1)	298,700	20,924
Global Blood Therapeutics (1)(2)	222,090	11,755
GlycoMimetics (1)(2)	281,900	3,513
Immunomedics (1)(2)	627,974	12,063
Insmed (1)(2)	640,800	18,628
Ionis Pharmaceuticals (1)(2)	143,200	11,624
Ironwood Pharmaceuticals (1)(2)	672,300	9,096
Ligand Pharmaceuticals (1)(2)	234,800	29,517
Madrigal Pharmaceuticals (1)(2)	34,100	4,271
Mirati Therapeutics (1)(2)	101,000	7,403

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Neurocrine Biosciences (1)	193,326	17,032
PTC Therapeutics (1)	234,600	8,830
Repligen (1)(2)	410,400	24,246
Sage Therapeutics (1)(2)	301,959	48,027
Sarepta Therapeutics (1)(2)	214,900	25,614
Seattle Genetics (1)(2)	181,400	13,286
Spark Therapeutics (1)(2)	215,400	24,530
Ultragenyx Pharmaceutical (1)(2)	274,085	19,011
uniQure (1)(2)	216,500	12,914
Xencor (1)	404,100	12,551
		552,975
Health Care Equipment & Supplies 5.5%
Avanos Medical (1)	287,600	12,275
Cantel Medical	418,500	27,993
Cooper	84,850	25,130
Exact Sciences (1)(2)	545,700	47,268
Globus Medical, Class A (1)	541,000	26,731
Haemonetics (1)	343,400	30,041
ICU Medical (1)	227,898	54,543
Inogen (1)(2)	126,600	12,074
LivaNova (1)	315,800	30,711
Masimo (1)	383,800	53,072
Natus Medical (1)	161,700	4,104
NuVasive (1)	430,000	24,420
Penumbra (1)(2)	202,100	29,711
West Pharmaceutical Services	351,000	38,680
		416,753
Health Care Providers & Services 4.1%
Addus HomeCare (1)	334,400	21,264
BioTelemetry (1)	410,300	25,693
Chemed	147,000	47,050
CorVel (1)	171,966	11,219
Encompass Health	434,600	25,381
Ensign Group	785,300	40,200
Molina Healthcare (1)	488,400	69,333

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

U.S. Physical Therapy	259,200	27,224
WellCare Health Plans (1)	140,300	37,846
		305,210
Health Care Technology 1.0%
Omnicell (1)	466,500	37,712
Tabula Rasa HealthCare (1)(2)	256,700	14,483
Veeva Systems, Class A (1)	204,200	25,905
		78,100
Life Sciences Tools & Services 2.6%
Bio-Rad Laboratories, Class A (1)	108,800	33,258
Bruker	291,800	11,217
Cambrex (1)	441,500	17,152
Charles River Laboratories International (1)	379,200	55,079
Medpace Holdings (1)	211,600	12,478
PRA Health Sciences (1)	506,911	55,907
Syneos Health (1)	242,200	12,536
		197,627
Pharmaceuticals 2.3%
Aerie Pharmaceuticals (1)(2)	243,100	11,547
Assertio Therapeutics (1)	859,400	4,357
Catalent (1)	914,541	37,121
Innoviva (1)(2)	562,600	7,893
Jazz Pharmaceuticals (1)	65,700	9,392
MyoKardia (1)(2)	240,480	12,503
Nektar Therapeutics (1)	266,600	8,958
Pacira Pharmaceuticals (1)	195,300	7,433
Phibro Animal Health, Class A	425,100	14,028
Prestige Consumer Healthcare (1)	707,500	21,161
Supernus Pharmaceuticals (1)	522,000	18,291
TherapeuticsMD (1)(2)	1,146,700	5,585
Theravance Biopharma (1)(2)	333,329	7,557
WaVe Life Sciences (1)	104,947	4,077
		169,903
Total Health Care		1,720,568

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 16.5%
Aerospace & Defense 4.4%
Aerojet Rocketdyne Holdings (1)	1,298,300	46,128
BWX Technologies (2)	307,000	15,221
Curtiss-Wright	332,300	37,663
HEICO, Class A	979,725	82,356
Hexcel	582,200	40,265
Moog, Class A	427,200	37,145
Teledyne Technologies (1)	310,830	73,670
		332,448
Air Freight & Logistics 0.3%
XPO Logistics (1)(2)	442,600	23,785
		23,785
Airlines 0.0%
Hawaiian Holdings (2)	71,000	1,864
		1,864
Building Products 1.2%
AAON (2)	185,400	8,562
Lennox International	195,600	51,717
Patrick Industries (1)	562,850	25,508
Resideo Technologies (1)	294,500	5,681
		91,468
Commercial Services & Supplies 2.6%
Advanced Disposal Services (1)	880,044	24,641
Casella Waste Systems, Class A (1)	1,324,400	47,096
frontdoor (1)	530,903	18,274
Healthcare Services Group (2)	351,000	11,580
Rollins	1,115,437	46,424
UniFirst	154,500	23,716
US Ecology	379,500	21,244
		192,975
Electrical Equipment 0.5%
Atkore International Group (1)	935,843	20,149

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Generac Holdings (1)	359,900	18,437
		38,586
Machinery 3.5%
Chart Industries (1)	103,400	9,360
Douglas Dynamics	497,000	18,921
Graco	751,210	37,200
IDEX	114,400	17,359
John Bean Technologies	271,200	24,921
Lincoln Electric Holdings	179,600	15,063
Lydall (1)	453,300	10,634
Middleby (1)(2)	108,500	14,108
Milacron Holdings (1)	538,747	6,099
Nordson	187,500	24,847
Standex International	79,400	5,828
Toro	713,800	49,138
Woodward	350,430	33,252
		266,730
Professional Services 2.3%
ASGN (1)	606,900	38,532
Exponent	738,516	42,627
Insperity	447,200	55,301
TransUnion	605,882	40,497
		176,957
Road & Rail 1.0%
Landstar System	315,000	34,458
Old Dominion Freight Line	262,400	37,888
		72,346
Trading Companies & Distributors 0.7%
Beacon Roofing Supply (1)	324,600	10,439
Univar (1)	706,900	15,665
Watsco	167,500	23,988
		50,092
Total Industrials & Business Services		1,247,251

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

INFORMATION TECHNOLOGY 23.8%

Communications Equipment 0.8%
EchoStar, Class A (1)	218,900	7,979
NetScout Systems (1)	207,200	5,816
Plantronics	274,100	12,639
Ubiquiti Networks (2)	211,400	31,648
		58,082
Electronic Equipment, Instruments & Components 3.4%
Cognex (2)	528,500	26,879
Coherent (1)(2)	235,830	33,422
ePlus (1)	110,300	9,766
Littelfuse	212,000	38,686
Novanta (1)	557,100	47,203
OSI Systems (1)	347,600	30,450
Tech Data (1)	107,000	10,958
Zebra Technologies, Class A (1)	281,500	58,983
		256,347
IT Services 5.6%
Booz Allen Hamilton Holding	1,114,400	64,791
Broadridge Financial Solutions	355,700	36,883
Cardtronics, Class A (1)	603,744	21,481
CoreLogic (1)	696,900	25,967
Euronet Worldwide (1)(2)	549,600	78,367
Gartner (1)	174,600	26,483
GTT Communications (1)(2)	386,200	13,401
Jack Henry & Associates	115,000	15,955
MAXIMUS	694,400	49,289
Science Applications International	341,900	26,309
Travelport Worldwide	1,042,900	16,405
WEX (1)	254,520	48,865
		424,196
Semiconductors & Semiconductor Equipment 4.6%
Advanced Energy Industries (1)	360,100	17,890
Cabot Microelectronics	195,500	21,888

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Cirrus Logic (1)	481,130	20,241
Entegris (2)	961,800	34,327
Ichor Holdings (1)	307,500	6,943
Integrated Device Technology (1)	675,500	33,093
MaxLinear (1)(2)	1,289,200	32,913
Mellanox Technologies (1)(2)	504,500	59,713
MKS Instruments	489,700	45,567
Monolithic Power Systems	136,500	18,494
Nanometrics (1)	546,100	16,863
Versum Materials	803,400	40,419
		348,351
Software 9.2%
ACI Worldwide (1)	1,001,900	32,933
Aspen Technology (1)	496,200	51,734
Blackbaud	517,800	41,284
Ceridian HCM Holding (1)(2)	217,000	11,132
CommVault Systems (1)	447,700	28,984
CyberArk Software (1)	183,900	21,893
Descartes Systems Group (1)(2)	400,700	14,578
Envestnet (1)	635,100	41,529
Fair Isaac (1)	324,000	88,008
Fortinet (1)	304,900	25,602
j2 Global	250,840	21,723
LogMeIn	181,700	14,554
Manhattan Associates (1)	427,200	23,543
Pegasystems	541,500	35,198
Proofpoint (1)	333,300	40,473
PTC (1)	314,950	29,032
Qualys (1)(2)	426,300	35,272
RealPage (1)	664,533	40,331
SS&C Technologies Holdings	839,100	53,442
Tyler Technologies (1)	191,000	39,040
		690,285

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Technology Hardware, Storage & Peripherals 0.2%
NCR (1)(2)	598,500	16,333
		16,333
Total Information Technology		1,793,594
MATERIALS 4.3%
Chemicals 3.2%
AdvanSix (1)	489,000	13,971
Chase	258,000	23,875
Ingevity (1)	535,200	56,523
Innospec	420,600	35,057
Minerals Technologies	238,900	14,045
NewMarket	46,500	20,161
PolyOne	648,800	19,016
Quaker Chemical	149,800	30,009
Scotts Miracle-Gro (2)	242,700	19,071
Stepan	131,138	11,477
		243,205
Construction Materials 0.3%
Eagle Materials	228,200	19,237
		19,237
Containers & Packaging 0.7%
Berry Global Group (1)	869,700	46,851
Graphic Packaging Holding (2)	571,000	7,212
		54,063
Metals & Mining 0.1%
Worthington Industries	291,200	10,868
		10,868
Total Materials		327,373
REAL ESTATE 3.3%
Equity Real Estate Investment Trusts 3.2%
Americold Realty Trust, REIT	902,064	27,522
CoreSite Realty, REIT	335,300	35,884
CubeSmart, REIT	711,000	22,780

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
CyrusOne, REIT	618,800	32,450
Empire State Realty Trust, Class A, REIT	353,300	5,582
Equity LifeStyle Properties, REIT	312,500	35,719
First Industrial Realty Trust, REIT	882,600	31,209
PS Business Parks, REIT	126,300	19,808
Terreno Realty, REIT	675,000	28,377
		239,331
Real Estate Management & Development 0.1%
Kennedy-Wilson Holdings	344,100	7,360
		7,360
Total Real Estate		246,691
UTILITIES 0.3%
Independent Power & Renewable Electricity Producers 0.3%
Ormat Technologies	470,500	25,948
Total Utilities		25,948
Total Common Stocks (Cost $5,860,271)		7,532,732

SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 2.49% (3)(4)	17,052,244	17,052
Total Short-Term Investments (Cost $17,052)		17,052

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 7.5%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 7.5%
Short-Term Funds 7.5%
T. Rowe Price Short-Term Fund, 2.60% (3)(4)	56,281,783	562,818
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		562,818
Total Securities Lending Collateral (Cost $562,818)		562,818

Total Investments in Securities 107.5%
(Cost $6,440,141)		$8,112,602
Other Assets Less Liabilities (7.5)%		(564,415)
Net Assets 100.0%		$7,548,187

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Affiliated Companies
(4) Seven-day yield
CAD Canadian Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$201
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$201+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$21,423		¤	¤ $	17,052
T. Rowe Price Short-Term
Fund	458,159		¤	¤	562,818
					$579,870^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $201 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $579,870.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$7,531,749$	983$	— $	7,532,732
Short-Term Investments	17,052	—	—	17,052
Securities Lending Collateral	562,818	—	—	562,818
Total	$8,111,619$	983$	— $	8,112,602

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.7%
COMMUNICATION SERVICES 3.4%

Diversified Telecommunication Services 0.4%
Vonage Holdings (1)	33,278	334
		334
Entertainment 0.8%
Live Nation Entertainment (1)	7,654	486
Take-Two Interactive Software (1)	2,060	195
		681
Interactive Media & Services 0.4%
InterActiveCorp (1)	950	199
Match Group (2)	3,017	171
		370
Media 1.8%
AMC Networks, Class A (1)(2)	2,685	153
Cable One	463	454
GCI Liberty, Class A (1)(2)	3,136	175
Gray Television (1)	13,921	297
MSG Networks, Class A (1)	9,900	215
Nexstar Media Group, Class A	2,130	231
		1,525
Total Communication Services		2,910
CONSUMER DISCRETIONARY 10.6%

Auto Components 0.2%
Lear	1,309	178
		178
Automobiles 0.2%
Thor Industries	3,319	207
		207
Distributors 0.3%
Core-Mark Holding	7,990	297
		297

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Diversified Consumer Services 2.0%
Bright Horizons Family Solutions (1)	1,020	130
Graham Holdings, Class B	180	123
K12 (1)	10,477	358
Service Corporation International	11,470	460
ServiceMaster Global Holdings (1)	11,054	516
Weight Watchers International (1)	3,920	79
		1,666
Hotels, Restaurants & Leisure 5.0%
Aramark	5,623	166
Boyd Gaming (2)	13,700	375
Churchill Downs	2,124	192
Darden Restaurants	2,518	306
Denny's (1)	14,899	273
Domino's Pizza	1,040	268
Papa John's International (2)	4,175	221
Penn National Gaming (1)	15,414	310
Ruth's Hospitality Group	10,970	281
Six Flags Entertainment	4,188	207
Texas Roadhouse	5,370	334
Vail Resorts	2,515	547
Wendy's	22,700	406
Wyndham Destinations	4,600	186
Wyndham Hotels & Resorts	3,521	176
		4,248
Household Durables 0.6%
Helen of Troy (1)	2,221	257
NVR (1)	86	238
		495
Internet & Direct Marketing Retail 0.2%
Liberty Expedia Holdings, Class A (1)	3,084	132
Stamps.com (1)(2)	924	75
		207

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Multiline Retail 0.2%
Nordstrom (2)	4,682	208
		208
Specialty Retail 0.9%
Burlington Stores (1)	3,020	473
Foot Locker	5,093	309
		782
Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor (1)	1,240	182
Ralph Lauren	2,556	331
Steven Madden	8,770	297
		810
Total Consumer Discretionary		9,098
CONSUMER STAPLES 3.3%

Beverages 0.5%
Boston Beer, Class A (1)(2)	353	104
Coca-Cola Consolidated	1,011	291
		395
Food & Staples Retailing 0.9%
Casey's General Stores	1,478	190
Sprouts Farmers Market (1)	11,040	238
US Foods Holding (1)	8,791	307
		735
Food Products 1.0%
Ingredion	3,204	303
John B. Sanfilippo & Son	1,807	130
Post Holdings (1)	4,119	451
		884
Household Products 0.5%
Church & Dwight	3,955	282
Energizer Holdings	4,011	180
		462

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Personal Products 0.4%
Herbalife Nutrition (1)(2)	5,711	302
		302
Total Consumer Staples		2,778
ENERGY 3.0%

Energy Equipment & Services 0.7%
Apergy (1)	6,178	254
Exterran (1)	4,705	79
Keane Group (1)	20,780	226
		559
Oil, Gas & Consumable Fuels 2.3%
Concho Resources	994	110
Diamondback Energy	902	92
HollyFrontier	4,879	240
Magnolia Oil & Gas (1)(2)	10,430	125
Marathon Petroleum	3,053	183
Matador Resources (1)(2)	10,891	211
Murphy Oil	12,966	380
ONEOK	3,958	276
WPX Energy (1)	29,826	391
		2,008
Total Energy		2,567
FINANCIALS 13.2%

Banks 6.6%
Associated Banc-Corp	13,429	287
BankUnited	9,452	316
Berkshire Hills Bancorp	7,438	203
BOK Financial	3,463	282
Bridge Bancorp	8,189	240
Carolina Financial	3,551	123
CenterState Bank	14,160	337
Commerce Bancshares	7,255	421
East West Bancorp	6,915	332
Enterprise Financial Services	7,080	289

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Fidelity Southern	8,752	240
First Citizens BancShares, Class A	850	346
Heartland Financial USA	4,797	205
Huntington Bancshares	22,333	283
Prosperity Bancshares	3,044	210
Signature Bank	2,300	294
SVB Financial Group (1)	617	137
Synovus Financial	8,107	278
TriState Capital Holdings (1)	11,985	245
WesBanco	5,534	220
Zions Bancorp	7,700	350
		5,638
Capital Markets 1.7%
Blucora (1)	7,034	235
Cboe Global Markets	2,540	242
E*TRADE Financial	4,848	225
MarketAxess Holdings	969	238
MSCI	1,134	226
Raymond James Financial	3,170	255
		1,421
Consumer Finance 0.2%
SLM	15,848	157
		157
Insurance 4.2%
American Financial Group	3,068	295
Arthur J. Gallagher	5,570	435
Assurant	3,606	342
Everest Re Group	957	207
Hanover Insurance Group	2,978	340
Heritage Insurance Holdings	6,913	101
Old Republic International	10,418	218
Primerica	2,877	351
Reinsurance Group of America	2,093	297
Safety Insurance Group	2,590	226
Selective Insurance Group	2,381	151

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Torchmark	4,818	395
Universal Insurance Holdings	7,510	233
		3,591
Thrifts & Mortgage Finance 0.5%
Federal Agricultural Mortgage, Class C	3,719	269
Radian Group	10,025	208
		477
Total Financials		11,284
HEALTH CARE 14.3%

Biotechnology 4.1%
Abeona Therapeutics (1)(2)	1,767	13
ACADIA Pharmaceuticals (1)(2)	4,357	117
Acceleron Pharma (1)(2)	996	46
Agios Pharmaceuticals (1)(2)	1,207	81
Aimmune Therapeutics (1)(2)	1,828	41
Alkermes (1)	3,798	139
Alnylam Pharmaceuticals (1)	1,182	111
Array BioPharma (1)	7,126	174
Bluebird Bio (1)	677	107
Blueprint Medicines (1)	1,281	103
Emergent BioSolutions (1)	2,716	137
Enanta Pharmaceuticals (1)	245	23
Exelixis (1)	5,637	134
FibroGen (1)	1,864	101
Genomic Health (1)(2)	2,286	160
Global Blood Therapeutics (1)(2)	2,035	108
Immunomedics (1)(2)	5,280	102
Insmed (1)(2)	1,278	37
Ionis Pharmaceuticals (1)(2)	2,256	183
Ironwood Pharmaceuticals (1)	3,577	48
Ligand Pharmaceuticals (1)(2)	1,011	127
Neurocrine Biosciences (1)	2,191	193
PTC Therapeutics (1)	1,200	45
Repligen (1)(2)	1,620	96
Sage Therapeutics (1)(2)	1,638	261

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Sarepta Therapeutics (1)(2)	1,979	236
Seattle Genetics (1)(2)	2,830	207
Spark Therapeutics (1)(2)	1,448	165
Ultragenyx Pharmaceutical (1)(2)	1,619	112
uniQure (1)(2)	1,006	60
Xencor (1)	2,611	81
		3,548
Health Care Equipment & Supplies 4.4%
Cooper	1,535	455
DexCom (1)	850	101
Exact Sciences (1)(2)	3,765	326
Haemonetics (1)	2,698	236
Hill-Rom Holdings	2,873	304
Hologic (1)	1,904	92
ICU Medical (1)	1,362	326
Masimo (1)	1,885	261
Merit Medical Systems (1)	1,974	122
NuVasive (1)	3,050	173
ResMed	2,386	248
STERIS	3,440	441
Teleflex	735	222
Varian Medical Systems (1)	1,830	259
West Pharmaceutical Services	2,088	230
		3,796
Health Care Providers & Services 1.9%
AMN Healthcare Services (1)	1,860	88
Centene (1)	6,590	350
Ensign Group	6,590	337
Molina Healthcare (1)	1,490	211
Providence Service (1)	2,680	179
WellCare Health Plans (1)	1,581	426
		1,591
Health Care Technology 0.4%
Simulations Plus	2,940	62
Tabula Rasa HealthCare (1)(2)	2,114	119

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Veeva Systems, Class A (1)	1,070	136
		317
Life Sciences Tools & Services 2.0%
Cambrex (1)	1,809	70
Charles River Laboratories International (1)	2,322	337
IQVIA Holdings (1)	2,403	346
Medpace Holdings (1)	4,870	287
PerkinElmer	3,255	314
PRA Health Sciences (1)	2,885	318
		1,672
Pharmaceuticals 1.5%
Catalent (1)	4,796	195
Elanco Animal Health (1)	7,750	249
Jazz Pharmaceuticals (1)	1,316	188
MyoKardia (1)(2)	1,627	85
Nektar Therapeutics (1)	1,761	59
Phibro Animal Health, Class A	5,500	182
Prestige Consumer Healthcare (1)	6,031	180
Supernus Pharmaceuticals (1)	3,886	136
Theravance Biopharma (1)(2)	1,820	41
		1,315
Total Health Care		12,239
INDUSTRIALS & BUSINESS SERVICES 14.7%

Aerospace & Defense 3.8%
Aerojet Rocketdyne Holdings (1)	11,285	401
Arconic	7,910	151
Curtiss-Wright	2,705	306
Harris	2,373	379
HEICO, Class A	5,690	478
Hexcel	3,090	214
Huntington Ingalls Industries	1,467	304
Moog, Class A	1,496	130
Spirit AeroSystems Holdings, Class A	4,792	439
Teledyne Technologies (1)	1,819	431
		3,233

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Air Freight & Logistics 0.1%
XPO Logistics (1)(2)	1,709	92
		92
Airlines 0.2%
Alaska Air Group	2,307	130
Hawaiian Holdings	3,475	91
		221
Building Products 0.6%
Fortune Brands Home & Security	3,030	144
Owens Corning	2,351	111
Patrick Industries (1)	4,931	224
		479
Commercial Services & Supplies 2.2%
Casella Waste Systems, Class A (1)	11,446	407
Copart (1)	4,031	244
frontdoor (1)	4,387	151
KAR Auction Services	7,034	361
Rollins	10,419	434
UniFirst	2,051	315
		1,912
Construction & Engineering 0.3%
EMCOR Group	3,322	243
		243
Electrical Equipment 1.4%
Acuity Brands	1,520	182
Atkore International Group (1)	10,157	219
EnerSys	1,934	126
nVent Electric	8,744	236
Regal Beloit	2,846	233
Sensata Technologies Holding (1)	3,749	169
		1,165
Industrial Conglomerates 0.2%
Carlisle Companies	1,625	199
		199

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Machinery 2.8%
Allison Transmission Holdings	8,131	365
Crane	2,780	235
Global Brass & Copper Holdings	4,347	150
Hillenbrand	6,868	285
IDEX	1,840	279
Kadant	1,920	169
Milacron Holdings (1)	14,170	161
Nordson	1,290	171
Oshkosh	2,400	180
Rexnord (1)	9,980	251
Toro	2,398	165
		2,411
Professional Services 1.3%
ASGN (1)	3,900	248
Equifax	1,520	180
IHS Markit (1)	6,200	337
Insperity	3,124	386
		1,151
Road & Rail 1.0%
Kansas City Southern	2,172	252
Landstar System	2,810	307
Old Dominion Freight Line	1,912	276
		835
Trading Companies & Distributors 0.8%
HD Supply Holdings (1)	8,100	351
Kaman	5,241	306
		657
Total Industrials & Business Services		12,598
INFORMATION TECHNOLOGY 17.5%

Communications Equipment 0.5%
Audiocodes	6,470	90
Ubiquiti Networks (2)	2,080	311
		401

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Electronic Equipment, Instruments & Components 2.7%
CDW	5,187	500
Coherent (1)(2)	1,438	204
ePlus (1)	1,020	90
Keysight Technologies (1)	5,383	469
Novanta (1)	2,490	211
OSI Systems (1)	2,820	247
Tech Data (1)	1,042	107
Zebra Technologies, Class A (1)	2,365	495
		2,323
IT Services 5.8%
Akamai Technologies (1)	2,110	151
Black Knight (1)	6,995	381
Booz Allen Hamilton Holding	8,022	466
Broadridge Financial Solutions	2,365	245
CACI International, Class A (1)	1,390	253
CoreLogic (1)	6,495	242
Euronet Worldwide (1)(2)	3,770	538
Gartner (1)	1,468	223
GoDaddy, Class A (1)	6,001	451
Leidos Holdings	6,168	395
MAXIMUS	5,096	362
Perspecta	14,580	295
Total System Services	3,636	346
VeriSign (1)	1,563	284
Worldpay, Class A (1)	2,652	301
		4,933
Semiconductors & Semiconductor Equipment 2.7%
Advanced Energy Industries (1)	1,611	80
Cirrus Logic (1)	2,099	88
Entegris (2)	7,147	255
Ichor Holdings (1)(2)	4,392	99
Marvell Technology Group	10,170	202
Maxim Integrated Products	4,469	238
MaxLinear (1)	5,436	139

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
MKS Instruments	3,927	365
Monolithic Power Systems	730	99
Nanometrics (1)	6,280	194
ON Semiconductor (1)	11,137	229
Skyworks Solutions	2,081	172
Teradyne	3,634	145
		2,305
Software 5.8%
ANSYS (1)	1,179	215
Blackbaud	3,545	283
Cadence Design Systems (1)	7,364	468
CommVault Systems (1)	1,220	79
CyberArk Software (1)	2,490	296
Envestnet (1)	3,440	225
Fair Isaac (1)	2,147	583
Fortinet (1)	5,402	454
Globant (1)	2,120	151
j2 Global	2,489	216
LogMeIn	3,208	257
PTC (1)	3,210	296
Qualys (1)	1,500	124
RealPage (1)	4,872	296
Sapiens International	5,470	84
SS&C Technologies Holdings	8,388	534
Synopsys (1)	2,765	318
Tyler Technologies (1)	638	130
		5,009
Total Information Technology		14,971
MATERIALS 4.9%

Chemicals 2.6%
AdvanSix (1)	4,946	141
Chase	1,829	169
Chemours	3,893	145
Huntsman	12,672	285
Innospec	3,894	325

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Methanex	2,470	140
Quaker Chemical	1,351	271
RPM International	6,880	399
Trinseo	3,150	143
Westlake Chemical	2,790	189
		2,207
Containers & Packaging 1.5%
Avery Dennison	2,280	258
Ball	3,950	229
Berry Global Group (1)	7,681	414
Packaging Corp. of America	2,882	286
Westrock	3,294	126
		1,313
Metals & Mining 0.6%
Kaiser Aluminum	2,396	251
Steel Dynamics	6,975	246
		497
Paper & Forest Products 0.2%
Louisiana-Pacific	7,727	188
		188
Total Materials		4,205
REAL ESTATE 9.9%

Equity Real Estate Investment Trusts 9.6%
American Campus Communities, REIT	9,370	446
Americold Realty Trust, REIT	12,230	373
Apartment Investment & Management, Class A, REIT	5,713	287
Camden Property Trust, REIT	3,626	368
CoreSite Realty, REIT	3,234	346
CubeSmart, REIT	13,529	433
Digital Realty Trust, REIT	1,752	208
EPR Properties, REIT	2,803	216
Equity LifeStyle Properties, REIT	3,530	403
First Industrial Realty Trust, REIT	12,239	433
Four Corners Property Trust, REIT	9,243	274
Gaming and Leisure Properties, REIT	5,967	230

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Highwoods Properties, REIT	2,927	137
Hospitality Properties Trust, REIT	7,726	203
Hudson Pacific Properties, REIT	2,844	98
JBG SMITH Properties, REIT	8,670	359
Lamar Advertising, Class A, REIT	2,828	224
National Health Investors, REIT	3,520	276
National Retail Properties, REIT	7,880	436
Piedmont Office Realty Trust, Class A, REIT	6,338	132
Prologis, REIT	4,893	352
PS Business Parks, REIT	2,167	340
Ryman Hospitality Properties, REIT	3,536	291
STORE Capital, REIT	12,350	414
Terreno Realty, REIT	10,052	423
WP Carey, REIT	6,442	505
		8,207
Real Estate Management & Development 0.3%
CBRE Group, Class A (1)	4,590	227
		227
Total Real Estate		8,434
UTILITIES 3.9%

Electric Utilities 2.0%
Evergy	3,979	231
OGE Energy	9,005	388
Pinnacle West Capital	4,251	407
PNM Resources	7,286	345
Portland General Electric	7,008	363
		1,734
Gas Utilities 1.0%
Atmos Energy	1,640	169
Southwest Gas Holdings	3,403	280
UGI	7,568	419
		868
Independent Power & Renewable Electricity Producers 0.2%
NRG Energy	4,350	185
		185

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Water Utilities 0.7%
American Water Works	3,103	324
SJW Group	3,650	225
		549
Total Utilities		3,336
Total Common Stocks (Cost $74,244)		84,420
SHORT-TERM INVESTMENTS 1.0%
Short-Term Investments 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 2.49% (3)(4)	868,901	869

Total Short-Term Investments (Cost $869)		869
SECURITIES LENDING COLLATERAL 5.1%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 5.1%
Money Market Funds 5.1%
T. Rowe Price Short-Term Fund, 2.60% (3)(4)	434,057	4,341
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		4,341
Total Securities Lending Collateral (Cost $4,341)		4,341

Total Investments in Securities 104.8%
(Cost $79,454)		$89,630
Other Assets Less Liabilities (4.8)%		(4,143)
Net Assets 100.0%		$85,487

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$6
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$6+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$618		¤	¤ $	869
T. Rowe Price Short-Term
Fund	3,186		¤	¤	4,341
					$5,210^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,210.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On March 31, 2019, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.4%
COMMUNICATION SERVICES 7.2%
Diversified Telecommunication Services 4.3%
AT&T	12,415	390
Verizon Communications	8,613	509
		899
Entertainment 0.3%
Viacom, Class B	2,538	71
		71
Media 2.6%
AMC Networks, Class A (1)	1,105	63
Comcast, Class A	9,810	392
Discovery, Class C (1)	3,100	79
		534
Total Communication Services		1,504
CONSUMER DISCRETIONARY 5.8%
Auto Components 1.1%
Lear	911	123
Magna International	2,297	112
		235
Automobiles 0.8%
General Motors	4,490	167
		167
Hotels, Restaurants & Leisure 1.2%
Aramark	2,730	81
Royal Caribbean Cruises	850	97
Wyndham Destinations	1,644	67
		245
Household Durables 0.4%
PulteGroup	1,900	53

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Whirlpool	235	31
		84
Multiline Retail 1.5%
Kohl's	1,400	96
Macy's	2,263	55
Target	1,880	151
		302
Specialty Retail 0.5%
Best Buy	1,455	103
		103
Textiles, Apparel & Luxury Goods 0.3%
Capri Holdings (1)	1,470	67
		67
Total Consumer Discretionary		1,203
CONSUMER STAPLES 5.9%
Beverages 0.7%
Coca-Cola European Partners	1,235	64
Molson Coors Brewing, Class B	1,435	85
		149
Food & Staples Retailing 2.1%
Kroger	3,950	97
Walgreens Boots Alliance	2,970	188
Walmart	1,496	146
		431
Food Products 2.1%
Bunge	1,240	66
JM Smucker	765	89
Kellogg	710	41
Pilgrim's Pride (1)	3,830	85
Tyson Foods, Class A	2,300	160
		441

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Household Products 0.5%
Kimberly-Clark	830	103
		103
Tobacco 0.5%
Altria Group	1,955	112
		112
Total Consumer Staples		1,236
ENERGY 10.0%

Energy Equipment & Services 0.4%
Baker Hughes	2,950	82
		82
Oil, Gas & Consumable Fuels 9.6%
Chevron	4,249	523
ConocoPhillips	3,575	239
Exxon Mobil	5,727	463
HollyFrontier	1,920	95
Marathon Oil	5,460	91
Marathon Petroleum	2,839	170
Murphy Oil	2,510	73
Occidental Petroleum	2,540	168
Valero Energy	2,179	185
		2,007
Total Energy		2,089
FINANCIALS 23.0%

Banks 12.5%
Bank of America	18,300	505
Citigroup	5,750	358
Citizens Financial Group	3,565	116
Fifth Third Bancorp	5,238	132
JPMorgan Chase	6,688	677
KeyCorp	8,040	127
PNC Financial Services Group	1,282	157
Regions Financial	8,005	113
SunTrust Banks	2,485	147

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Wells Fargo	5,630	272
		2,604
Capital Markets 2.8%
Ameriprise Financial	758	97
Goldman Sachs Group	894	172
Morgan Stanley	4,852	205
State Street	1,645	108
		582
Consumer Finance 2.0%
Ally Financial	3,268	90
Capital One Financial	1,602	131
Discover Financial Services	1,368	97
Synchrony Financial	3,220	103
		421
Insurance 5.7%
Aflac	2,990	149
Allstate	1,730	163
American International Group	2,466	106
Assured Guaranty	1,400	62
Brighthouse Financial (1)	1,468	53
Everest Re Group	330	71
Lincoln National	1,800	106
MetLife	3,564	152
Principal Financial Group	1,490	75
Prudential Financial	1,780	164
Reinsurance Group of America	705	100
		1,201
Total Financials		4,808
HEALTH CARE 13.2%

Biotechnology 2.3%
AbbVie	1,062	86
Amgen	754	143
Biogen (1)	225	53
Celgene (1)	480	46

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Gilead Sciences	2,296	149
		477
Health Care Equipment & Supplies 0.7%
Zimmer Biomet Holdings	1,155	147
		147
Health Care Providers & Services 3.4%
Anthem	140	40
Cigna	1,237	199
CVS Health	3,961	213
HCA Healthcare	1,120	146
McKesson	945	111
		709
Pharmaceuticals 6.8%
Allergan	1,250	183
Jazz Pharmaceuticals (1)	610	87
Johnson & Johnson	2,905	406
Merck	2,775	231
Pfizer	12,325	524
		1,431
Total Health Care		2,764
INDUSTRIALS & BUSINESS SERVICES 8.3%
Aerospace & Defense 1.7%
Boeing	285	109
Huntington Ingalls Industries	399	83
Spirit AeroSystems Holdings, Class A	410	37
Textron	2,370	120
		349
Airlines 1.7%
Alaska Air Group	1,180	66
Delta Air Lines	2,142	111
Southwest Airlines	1,470	76
United Continental Holdings (1)	1,198	96
		349

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Building Products 0.6%
Fortune Brands Home & Security	1,630	77
Owens Corning	1,060	50
		127
Electrical Equipment 1.1%
Eaton	1,833	148
Regal Beloit	1,161	95
		243
Machinery 2.1%
AGCO	1,350	94
Allison Transmission Holdings	2,180	98
Cummins	917	145
Parker-Hannifin	580	99
		436
Professional Services 0.7%
ManpowerGroup	780	65
Nielsen Holdings	3,298	78
		143
Road & Rail 0.4%
Union Pacific	570	95
		95
Total Industrials & Business Services		1,742
INFORMATION TECHNOLOGY 12.7%
Communications Equipment 2.3%
Cisco Systems	8,788	475
		475
IT Services 2.7%
DXC Technology	1,878	121
Fidelity National Information Services	650	73
First Data, Class A (1)	2,900	76
International Business Machines	1,110	157
Leidos Holdings	1,330	85

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Perspecta	2,281	46
		558
Semiconductors & Semiconductor Equipment 4.2%
Intel	9,765	525
Lam Research	644	115
Micron Technology (1)	2,485	103
NXP Semiconductors	1,440	127
		870
Software 0.8%
j2 Global	560	49
Oracle	2,352	126
		175
Technology Hardware, Storage & Peripherals 2.7%
Apple	325	62
Hewlett Packard Enterprise	5,351	83
HP	6,660	129
NCR (1)	1,980	54
Seagate Technology	1,680	80
Western Digital	2,053	99
Xerox	2,079	66
		573
Total Information Technology		2,651
MATERIALS 3.9%

Chemicals 2.1%
Celanese	1,154	114
Eastman Chemical	1,448	110
Huntsman	4,190	94
LyondellBasell Industries, Class A	1,537	129
		447
Containers & Packaging 1.4%
International Paper	2,540	118
Owens-Illinois	3,647	69
WestRock	2,620	100
		287

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Metals & Mining 0.4%
Steel Dynamics	2,540	90
		90
Total Materials		824
REAL ESTATE 3.8%

Equity Real Estate Investment Trusts 3.8%
Apartment Investment & Management, Class A, REIT	2,260	114
Gaming and Leisure Properties, REIT	2,510	97
Hospitality Properties Trust, REIT	3,142	83
Mid-America Apartment Communities, REIT	1,120	122
Piedmont Office Realty Trust, Class A, REIT	5,257	110
Senior Housing Properties Trust, REIT	2,888	34
Sunstone Hotel Investors, REIT	4,637	67
VEREIT, REIT	3,050	25
WP Carey, REIT	1,680	131
Total Real Estate		783
UTILITIES 4.6%

Electric Utilities 2.9%
Edison International	1,011	62
Entergy	1,789	171
Exelon	4,483	225
PG&E (1)	2,186	39
Portland General Electric	1,870	97
		594
Gas Utilities 0.4%
UGI	1,420	79
		79
Independent Power & Renewable Electricity Producers 0.6%
NRG Energy	3,090	131
		131

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Multi-Utilities 0.7%
CenterPoint Energy	4,890	150
		150
Total Utilities		954
Total Common Stocks (Cost $18,491)		20,558

SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 2.49% (2)(3)	362,467	362
Total Short-Term Investments (Cost $362)		362

Total Investments in Securities 100.1%
(Cost $18,853)		$20,920
Other Assets Less Liabilities (0.1)%		(19)
Net Assets 100.0%		$20,901

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$2	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$481	¤	¤$	362	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $362.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM U.S. Value Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On March 31, 2019, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.